SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 29, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Summary of inventories
Inventories are stated at the lower of cost (first in, first out method) or market.  A summary of inventories follows:

	2013	2012
December 29 and December 30
Paper and supplies	$2,224	$2,950
Work in process	59	84
Less obsolescence reserve	(92)	(90)
Inventories, net	$2,191	$2,944

Property and equipment
Property and equipment are recorded at cost.  Depreciation of property and equipment is provided, using the straight-line method, over the estimated useful lives, which are as follows:

Years
Building and land improvements	10
Buildings	30
Newspaper printing presses	25
Broadcasting equipment	5-20
Other printing presses	10
Other	3-10

Computation of basic earnings per share
The following table sets forth the computation of basic earnings per share under the two-class method:

	2013	2012		2011

Numerator for basic earnings from continuing operations for each class of common stock and non-vested restricted stock:
Earnings from continuing operations	$26,250	$32,582		$21,713
Less dividends:
Class A and B	-	-		-
Minimum class C	-	1,146		1,854
Non-vested restricted stock	-	-		-
Total undistributed earnings from continuing operations	$26,250	$31,436		$19,859

Undistributed earnings from continuing operations:
Class A and B	$26,250	$29,991		$18,423
Class C	-	1,233		1,177
Non-vested restricted stock	-	212		259
Total undistributed earnings from continuing operations	$26,250	$31,436		$19,859

Numerator for basic earnings from continuing operations per class A and B common stock:
Minimum dividends on class A and B	$-	$-		$-
Class A and B undistributed earnings	26,250	29,991		18,423
Numerator for basic earnings from continuing operations per class A and B common stock	$26,250	$29,991		$18,423

Numerator for basic earnings from continuing operations per class C common stock:
Minimum dividends on class C	$-	$1,146		$1,854
Class C undistributed earnings	-	1,233		1,177
Numerator for basic earnings from continuing operations per class C common stock	$-	$2,379		$3,031

Denominator for basic earnings from continuing operations for each class of common stock:
Weighted average shares outstanding -
Class A and B	50,259	50,091		51,088
Class C	-	3,264	(1)	3,264

Basic earnings per share from continuing operations:
Class A and B	$0.52	$0.60		$0.36
Class C	$-	$0.73		$0.93

(1)	The weighted average number of shares is calculated only for the period of time which the class C common stock was outstanding during the period, not the entire period.

	2013	2012		2011

Numerator for basic earnings from discontinued operations for each class of common stock and non-vested restricted stock:
Total undistributed earnings from discontinued operations	$(49)	$743		$473
Undistributed earnings from discontinued operations:
Class A and B	(49)	709		439
Class C	-	29		28
Non-vested restricted stock	-	5		6
Total undistributed earnings from discontinued operations	$(49)	$743		$473

Denominator for basic earnings from discontinued operations for each class of common stock:
Weighted average shares outstanding -
Class A and B	50,259	50,091		51,088
Class C	-	3,264	(1)	3,264

Basic earnings per share from discontinued operations:
Class A and B	$-	$0.01		$0.01
Class C	$-	$0.01		$0.01

Numerator for basic net earnings for each class of common stock:
Net earnings	$26,201	$33,325		$22,186
Less dividends:
Class A and B	-	-		-
Minimum class C	-	1,146		1,854
Non-vested restricted stock	-	-		-
Total undistributed net earnings	$26,201	$32,179		$20,332

Undistributed net earnings:
Class A and B	$26,201	$30,701		$18,862
Class C	-	1,261		1,206
Non-vested restricted stock	-	217		264
Total undistributed net earnings	$26,201	$32,179		$20,332

Numerator for basic net earnings per class A and B common stock:
Dividends on class A and B	$-	$-		$-
Class A and B undistributed net earnings	26,201	30,701		18,862
Numerator for basic net earnings per class A and B common stock	$26,201	$30,701		$18,862

(1)	The weighted average number of shares is calculated only for the period of time which the class C common stock was outstanding during the period, not the entire period.

	2013	2012		2011

Numerator for basic net earnings per class C common stock:
Minimum dividends on class C	$-	$1,146		$1,854
Class C undistributed net earnings	-	1,261		1,206
Numerator for basic net earnings per class C common stock	$-	$2,407		$3,060

Denominator for basic net earnings for each class of common stock:
Weighted average shares outstanding -
Class A and B	50,259	50,091		51,088
Class C	-	3,264	(1)	3,264

Basic net earnings per share:
Class A and B	$0.52	$0.61		$0.37
Class C	$-	$0.74		$0.94

(1)	The weighted average number of shares is calculated only for the period of time which the class C common stock was outstanding during the period, not the entire period.

Computation of diluted net earnings (loss) per share
The following table sets forth the computation of diluted net earnings (loss) per share for class A and B common stock:

	2013	2012	2011

Numerator for diluted net earnings per share:
Dividends on class A and B common stock	$-	$-	$-
Total undistributed earnings from continuing operations	26,250	29,991	18,424
Total undistributed earnings from discontinued operations	(49)	710	439
Net earnings	$26,201	$30,701	$18,863

Denominator for diluted net earnings per share:
Weighted average shares outstanding	50,436	50,091	51,088

Diluted earnings per share:
Continuing operations	$0.52	$0.60	$0.36
Discontinued operations	-	0.01	0.01
Net earnings	$0.52	$0.61	$0.37